Bonds Payable - Major Terms of Domestic Unsecured Bonds (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 TWD ($)
Domestic unsecured bonds hundred one [member] | Tranche A [member]
Bonds payable [line items]
Coupon Rate	1.63%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic unsecured bonds hundred one [member] | Tranche A [member] | Taiwan [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 7,500.0
Domestic unsecured bonds hundred one [member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2011-09
Issuance ending period	2018-09
Domestic unsecured bonds hundred two [member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2012-01
Issuance ending period	2017-01
Coupon Rate	1.29%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic unsecured bonds hundred two [member] | Tranche A [member] | Taiwan [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 10,000.0
Domestic unsecured bonds hundred two [member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2012-01
Issuance ending period	2019-01
Coupon Rate	1.46%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic unsecured bonds hundred two [member] | Tranche B [member] | Taiwan [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 7,000.0
Domestic unsecured bonds hundred and one one [member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2012-08
Issuance ending period	2017-08
Coupon Rate	1.28%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic unsecured bonds hundred and one one [member] | Tranche A [member] | Taiwan [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 9,900.0
Domestic unsecured bonds hundred and one one [member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2012-08
Issuance ending period	2019-08
Coupon Rate	1.40%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic unsecured bonds hundred and one one [member] | Tranche B [member] | Taiwan [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 9,000.0
Domestic unsecured bonds hundred and one two [member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2012-09
Issuance ending period	2017-09
Coupon Rate	1.28%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic unsecured bonds hundred and one two [member] | Tranche A [member] | Taiwan [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 12,700.0
Domestic unsecured bonds hundred and one two [member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2012-09
Issuance ending period	2019-09
Coupon Rate	1.39%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic unsecured bonds hundred and one two [member] | Tranche B [member] | Taiwan [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 9,000.0
Domestic unsecured bonds hundred and one three [member]
Bonds payable [line items]
Issuance starting period	2012-10
Issuance ending period	2022-10
Coupon Rate	1.53%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic unsecured bonds hundred and one three [member] | Taiwan [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 4,400.0
Domestic unsecured bonds hundred and one four [member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2013-01
Issuance ending period	2018-01
Coupon Rate	1.23%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic unsecured bonds hundred and one four [member] | Tranche A [member] | Taiwan [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 10,600.0
Domestic unsecured bonds hundred and one four [member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2013-01
Issuance ending period	2020-01
Coupon Rate	1.35%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic unsecured bonds hundred and one four [member] | Tranche B [member] | Taiwan [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 10,000.0
Domestic unsecured bonds hundred and one four [member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2013-01
Issuance ending period	2023-01
Coupon Rate	1.49%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic unsecured bonds hundred and one four [member] | Tranche C [member] | Taiwan [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 3,000.0
Domestic unsecured bonds hundred and two one [member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2013-02
Issuance ending period	2018-02
Coupon Rate	1.23%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic unsecured bonds hundred and two one [member] | Tranche A [member] | Taiwan [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 6,200.0
Domestic unsecured bonds hundred and two one [member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2013-02
Issuance ending period	2020-02
Coupon Rate	1.38%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic unsecured bonds hundred and two one [member] | Tranche B [member] | Taiwan [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 11,600.0
Domestic unsecured bonds hundred and two one [member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2013-02
Issuance ending period	2023-02
Coupon Rate	1.50%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic unsecured bonds hundred and two one [member] | Tranche C [member] | Taiwan [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 3,600.0
Domestic unsecured bonds hundred and two two [member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2013-07
Issuance ending period	2020-07
Coupon Rate	1.50%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic unsecured bonds hundred and two two [member] | Tranche A [member] | Taiwan [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 10,200.0
Domestic unsecured bonds hundred and two two [member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2013-07
Issuance ending period	2023-07
Coupon Rate	1.70%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic unsecured bonds hundred and two two [member] | Tranche B [member] | Taiwan [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 3,500.0
Domestic unsecured bonds hundred and two three [member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2013-08
Issuance ending period	2017-08
Coupon Rate	1.34%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic unsecured bonds hundred and two three [member] | Tranche A [member] | Taiwan [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 4,000.0
Domestic unsecured bonds hundred and two three [member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2013-08
Issuance ending period	2019-08
Coupon Rate	1.52%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic unsecured bonds hundred and two three [member] | Tranche B [member] | Taiwan [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 8,500.0
Domestic unsecured bonds hundred and two four [member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2013-09
Issuance ending period	2017-09
Coupon Rate	1.45%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic unsecured bonds hundred and two four [member] | Tranche B [member] | Taiwan [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 1,500.0
Domestic unsecured bonds hundred and two four [member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2013-09
Issuance ending period	2019-03
Coupon Rate	1.60%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic unsecured bonds hundred and two four [member] | Tranche C [member] | Taiwan [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 1,400.0
Domestic unsecured bonds hundred and two four [member] | Tranche D [member]
Bonds payable [line items]
Issuance starting period	2013-09
Issuance ending period	2021-03
Coupon Rate	1.85%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic unsecured bonds hundred and two four [member] | Tranche D [member] | Taiwan [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 2,600.0
Domestic unsecured bonds hundred and two four [member] | Tranche E [member]
Bonds payable [line items]
Issuance starting period	2013-09
Issuance ending period	2023-03
Coupon Rate	2.05%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic unsecured bonds hundred and two four [member] | Tranche E [member] | Taiwan [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 5,400.0
Domestic unsecured bonds hundred and two four [member] | Tranche F [member]
Bonds payable [line items]
Issuance starting period	2013-09
Issuance ending period	2023-09
Coupon Rate	2.10%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic unsecured bonds hundred and two four [member] | Tranche F [member] | Taiwan [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 2,600.0